Stockholders' Equity -Schedule of Share-based Compensation, Stock Options, Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Shares Underlying Options, Outstanding, Beginning Balance	302,772
Stock options acquired in merger		133,711
Shares Underlying Options, Granted	99,072	214,239
Shares Underlying Options, Forfeited	(21,448)	(45,178)
Shares Underlying Options, Outstanding, Ending Balance	380,396	302,772
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 18.3
Weighted average exercise price acquired in merger		36.42
Weighted Average Exercise Price, Granted	2.32	5.58
Weighted Average Exercise Price, Forfeited	13.09	11.64
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 14.43	$ 18.3
Weighted average Remaining Contractual Life (years), Outstanding, Beginning Balance	7 years 2 months 12 days	0 years
Weighted average remaining contractual life acquired in merger		3 years 10 months 17 days
Weighted average Remaining Contractual Life (years), Granted	9 years 1 month 2 days	9 years 8 months 19 days
Weighted average Remaining Contractual Life (years), Forfeited	0 years	0 years
Weighted average Remaining Contractual Life (years), Outstanding, Ending Balance	6 years 10 months 3 days	7 years 2 months 12 days
Aggregate Intrinsic Value, Outstanding, Beginning Balance
Aggregate Intrinsic Value, acquired in merger
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Forfeited
Aggregate Intrinsic Value, Outstanding, Ending Balance